Equity, Capital and Other Interests Equity, Capital and Other Interests Preferred (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Value, Outstanding	$ 50,000	$ 200,000
Preferred Units Value Outstanding	50,000	200,000
Annual Dividend Per Depositary Share	$ 1.62
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	0	877
Premium on Redemption of Preferred Shares Preference Units Original Issuance	5,100
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	1,000,000	1,000,000
Preferred Stock Preference Units Outstanding	1,000,000	1,000,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 50.00	$ 50.00
Preferred Stock Preference Units Dividend Rate Percentage	8.29%	8.29%
Preferred Stocks Preference Units Redemption Date	Dec. 10, 2026
Annual Dividend Per Preferred Share Preference Unit	$ 4.145
Preferred Stock, Value, Outstanding	50,000	50,000
Preferred Units Value Outstanding	50,000	50,000
Series N Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	0	600,000
Preferred Stock Preference Units Outstanding	0	600,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 250.00	$ 250.00
Preferred Stock Preference Units Dividend Rate Percentage	6.48%	6.48%	6.48%
Preferred Stocks Preference Units Redemption Date	Jun. 19, 2008
Annual Dividend Per Preferred Share Preference Unit	$ 16.20
Preferred Stock, Value, Outstanding	0	150,000
Preferred Units Value Outstanding	$ 0	$ 150,000